Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (24,137,285)	$ (5,289,610)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,687,012	268,499
Amortization of discount on convertible notes payable	173,484	103,441
Gain on change in fair value of derivative liability	(1,794,693)
Warrants and options issued for compensation and services	8,022,996	843,899
Common stock and warrants issued for services and incentive fees	2,778,144	1,565,625
Provision for loss on advanced commissions	385,750
Loss on settlement of accounts payable for common stock	47,856
Provision for warrant liability	1,480,000
Impairment of intangible assets	606,685
Debt conversion expense	687,286
Return of common stock due to arbitration	(450,000)
Financing Agreement Settlement Expense	3,420,000
Loss on retirement and transfer of charging station	57,333
Changes in operating assets and liabilities:
Accounts receivable	(195,076)
Inventory	279,841
Advanced commissions	(105,000)	(128,500)
Deposits	(10)	(35,821)
Prepaid expenses and other current assets	(127,637)	92,403
Other assets	88,811	(39,295)
Accounts payable and accrued expenses	1,478,954	182,834
Deferred rent	(9,731)	30,176
Deferred revenue	835,743	54,743
Accrued interest-related party	(5)	(35)
Net Cash Used in Operating Activities	(3,789,542)	(2,351,641)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of accounts receivable	(163,292)
Purchase of office and computer equipment	(2,867)	(12,653)
Purchase of automobile		(50,000)
Purchase of electric charging stations	(1,138,222)	(649,700)
Cash paid for acquisitions, net of $34,393 of cash acquired	(3,325,607)
Net Cash Used in Investing Activities	(4,629,988)	(712,353)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	442,000	296,000
Proceeds from sale of preferred stock		900,000
Sale of common stock, net of issuance costs	17,265,509	1,482,303
Payment of notes and convertible notes payable	(1,464,056)	(7,752)
Net Cash Provided by Financing Activities	16,243,453	2,670,551
NET INCREASE (DECREASE) IN CASH	7,823,923	(393,443)
CASH AT THE BEGINNING OF PERIOD	13,416	406,859
CASH AT END OF PERIOD	7,837,339	13,416
Cash Paid For:
Interest expenses	42,776	2,035
Income taxes
NONCASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for debt and accrued interest		3,823
Beneficial conversion feature of notes payable and related warrants issued		276,926
Common stock issued for settlement of accounts payable	37,534
Conversion of preferred shares into common shares and warrants	1,000
Issuance of warrants to placement agents	2,535,172	273,697
Conversion of notes payable into common stock and warrants	165,205
Note payable for purchase of automobile		64,693
Purchase of software development for common stock	150,000
Registration rights penalty	1,543,000
Purchase of accounts receivable for common stock	127,941
Retirement of reacquired stock	450,000
Deemed dividend on Series B Preferred shares	2,831,830
Issuance of common stock for acquisitions	3,157,272
Issuance of notes payable for acquisitions	980,918
Issuance of warrants in conjunction with sale of common stock considered to be derivative liabilities	$ (11,042,057)